Other financial liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	$ 458,269,843	$ 412,876,856
Other current financial liabilities	101,426,359	69,129,474
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	114,492,596	88,151,400
Other current financial liabilities	76,169,204	37,754,705
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	339,740,414	324,725,456
Other current financial liabilities	8,087,630	7,691,023
Derivative financial instruments [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0	0
Other current financial liabilities	411,954	4,243,939
Derivative hedge liabilities [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	4,036,833	0
Other current financial liabilities	4,776,623	5,323,640
Deposits for return of bottles and containers [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	0	0
Other current financial liabilities	$ 11,980,948	$ 14,116,167